Changes in Allowance for Loan Losses (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of fiscal year		¥ 626,177	¥ 772,957	¥ 682,692
Provision (credit) for loan losses		(60,223)	(126,230)	139,947
Charge-offs		79,222	65,148	94,597
Less: Recoveries		23,283	26,535	31,700
Net charge-offs		55,939	38,613	62,897
Others	[1]	10,244	18,063	13,215
Balance at end of fiscal year		520,259	626,177	772,957
Allowance for loan losses of which individually evaluated for impairment		307,573	349,308
Allowance for loan losses of which collectively evaluated for impairment		212,686	276,869
Loans	[2]	78,211,691	73,623,540
Loans of which individually evaluated for impairment	[2]	869,145	1,194,315
Loans of which collectively evaluated for impairment	[2]	77,342,546	72,429,225
Corporate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of fiscal year		501,349	641,895	535,475
Provision (credit) for loan losses		(40,167)	(128,368)	137,549
Charge-offs		64,634	47,927	69,845
Less: Recoveries		19,086	21,423	27,447
Net charge-offs		45,548	26,504	42,398
Others	[1]	7,543	14,326	11,269
Balance at end of fiscal year		423,177	501,349	641,895
Allowance for loan losses of which individually evaluated for impairment		284,247	327,011
Allowance for loan losses of which collectively evaluated for impairment		138,930	174,338
Loans	[2]	59,108,129	54,651,867
Loans of which individually evaluated for impairment	[2]	788,343	1,100,938
Loans of which collectively evaluated for impairment	[2]	58,319,786	53,550,929
Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of fiscal year		95,542	109,189	126,276
Provision (credit) for loan losses		(33,261)	(12,712)	(14,180)
Charge-offs		3,266	3,935	4,249
Less: Recoveries		1,454	3,000	1,342
Net charge-offs		1,812	935	2,907
Balance at end of fiscal year		60,469	95,542	109,189
Allowance for loan losses of which individually evaluated for impairment		8,092	11,735
Allowance for loan losses of which collectively evaluated for impairment		52,377	83,807
Loans	[2]	12,791,303	12,922,564
Loans of which individually evaluated for impairment	[2]	31,580	39,250
Loans of which collectively evaluated for impairment	[2]	12,759,723	12,883,314
Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of fiscal year		29,286	21,873	20,941
Provision (credit) for loan losses		13,205	14,850	16,578
Charge-offs		11,322	13,286	20,503
Less: Recoveries		2,743	2,112	2,911
Net charge-offs		8,579	11,174	17,592
Others	[1]	2,701	3,737	1,946
Balance at end of fiscal year		36,613	29,286	¥ 21,873
Allowance for loan losses of which individually evaluated for impairment		15,234	10,562
Allowance for loan losses of which collectively evaluated for impairment		21,379	18,724
Loans	[2]	6,312,259	6,049,109
Loans of which individually evaluated for impairment	[2]	49,222	54,127
Loans of which collectively evaluated for impairment	[2]	¥ 6,263,037	¥ 5,994,982

[1]	Others includes primarily foreign exchange translation.
[2]	Amounts represent loan balances before deducting unearned income and deferred loan fees.